Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Schedule of public and private warrant exercise activity

	Public Warrants	Private Warrants	Total
January 1, 2023	13,800,000	10,280,000	24,080,000
Warrants exchanged and exercised – cash	(2,435,000)	-	(2,435,000)
Warrants exercised – cashless	(613,138)	-	(613,138)
December 31, 2023	10,751,862	10,280,000	21,031,862